3. Investment Securities Available-For-Sale (Tables)	12 Months Ended
Dec. 31, 2015
Maximum amount of all loan relationships review in addition to annual loan relationship
Schedule of amortized cost and market value of securities available-for-sale
	2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$6,834	$124	$—	$6,958
Mortgage backed securities	62,911	160	478	62,593
SBA Pools	10,494	9	194	10,309
	$80,239	$293	$672	$79,860

	2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$9,546	$163	$8	$9,701
Mortgage backed securities	61,476	395	148	61,723
Single Issue Trust Preferred	500	—	12	488
SBA Pools	12,669	29	275	12,423
	$84,191	$587	$443	$84,335

Age of gross unrealized losses and fair value by investment category
	December 31, 2015
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	45,790	363	4,589	115	50,379	478
Single Issue Trust Preferred	—	—	—	—	—	—
SBA Pools	157	3	9,110	191	9,267	194

Total	$45,947	$366	$13,699	$306	$59,646	$672

	December 31, 2014
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$1,002	$8	$1,002	$8
Mortgage-backed securities	5,244	19	7,586	129	12,830	148
Single Issue Trust Preferred	—	—	488	12	488	12
SBA Pools	—	—	11,239	275	11,239	275

Total	$5,244	$19	$20,315	$424	$25,559	$443

Amortized cost and estimated fair value of securities available-for-sale by contractual maturity
	Amortized Cost	Fair Value

Due in one year or less	$—	$—
Due after one year through five years	2,631	2,664
Due after five years through ten years	7	7
Due after ten years	14,690	14,596
	17,328	17,267

Mortgage-backed securities	62,911	62,593
	$80,239	$79,860

Gross realized gains and losses on investment securities available for sale
	2015	2014

Realized gains from sales and calls of securities	$16	$1
Realized losses	—	—
Net gains	$16	$1